Related Party Balances - Schedule of Balances with Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Due to related parties:
Due from related parties, net of due to related parties	$ 134,706	$ 154,575
Sonatide Marine, Ltd. | ANGOLA
Due from related parties:
Total due from related parties	152,826	230,315
Due to related parties:
Total due to related parties	46,742	99,448
DTDW Holdings, Ltd. | NIGERIA
Due from related parties:
Total due from related parties	44,233	33,353
Due to related parties:
Total due to related parties	$ 15,611	$ 9,645